Short-Term Investments	12 Months Ended
Dec. 31, 2017
Short-Term Investments

5. SHORT-TERM INVESTMENTS

	December 31
	2016	2017
	US$	US$
Trading securities	3,302	6,941

The Company classified certain short-term investments as trading securities. Realized gains on sales of these trading securities were US$3 thousand, US$2 thousand and US$103 thousand for the years ended December 31, 2015, 2016 and 2017, respectively. The amount of unrealized losses related to trading securities at year end was nil for the years ended December 31, 2015, 2016 and 2017, respectively.